Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 105,442	$ 50,402
Trade receivables	41,061	18,399
Inventories	107,111	42,094
Income tax receivable	0	2,284
Other current assets	22,598	28,611
Total current assets	276,212	141,790
Non-Current
Mineral properties, plant and equipment	1,574,054	1,258,494
Exploration and evaluation assets	33,869	11,352
Deferred income tax assets	3,047	16,659
Deposits and other non-current assets	36,696	29,733
Total non-current assets	1,647,666	1,316,238
Total Assets	1,923,878	1,458,028
Current
Accounts payable and accrued liabilities	154,124	101,886
Current portion of loans and borrowings	55,711	45,893
Current portion of deferred revenue	12,800	31,712
Income taxes payable	14,675	3,330
Current portion of derivatives	7,125	17,980
Current portion of lease liabilities	16,283	10,905
Total current liabilities	260,718	211,706
Non-Current
Loans and borrowings	551,403	556,296
Deferred revenue	92,950	48,231
Provision for rehabilitation and closure costs	21,978	21,891
Deferred income tax liabilities	10,729	0
Lease liabilities	8,950	6,980
Other non-current liabilities	39,288	21,850
Total non-current liabilities	725,298	655,248
Total Liabilities	986,016	866,954
SHAREHOLDERS’ EQUITY
Share capital	298,490	286,548
Equity reserves	(107,735)	(180,472)
Retained earnings	744,778	481,055
Equity attributable to owners of the Company	935,533	587,131
Non-controlling interests	2,329	3,943
Total shareholders' equity	937,862	591,074
Total Liabilities and Equity	$ 1,923,878	$ 1,458,028